Note 21 Other Financial Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Other financial liabilities [Line Items]
Other financial liabilities	€ 18,736	€ 17,753
Lease liabilities [member]
Other financial liabilities [Line Items]
Other financial liabilities	1,436	1,467
Creditors for other financial liabilities [Member]
Other financial liabilities [Line Items]
Other financial liabilities	4,524	4,859
Collection accounts [Member]
Other financial liabilities [Line Items]
Other financial liabilities	5,954	3,693
Creditors for other payment obligations [Member]
Other financial liabilities [Line Items]
Other financial liabilities	€ 6,822	€ 7,734